U.S. Government Money Market Fund Expense Example - Class A and Class C [Member] - U.S. Government Money Market Fund - Money Market	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	$ 1,283